Note 5 - Segment Reporting - Reportable Segments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018 [5]
Statement Line Items [Line Items]
Net sales		R$ 52,599.7		R$ 50,231.3	[1]	R$ 47,899.3	[1]
Cost of sales		(21,678.2)		(19,249.4)	[1]	(18,028.4)	[1]
Gross profit		30,921.5		30,981.9	[1]	29,870.9	[1]
Distribution expenses		(6,951.4)		(6,607.2)	[1]	(6,193.8)	[1]
Sales and marketing expenses		(5,696.1)		(5,721.3)	[1]	(5,613.6)	[1]
Administrative expenses		(2,680.0)		(2,363.4)	[1]	(2,620.0)	[1]
Other operating income/(expenses), net		878.1		947.3	[1]	1,217.3	[1]
Exceptional items	[2]	(397.2)		(86.4)		(108.7)
Income from operations (EBIT)		16,074.9		17,150.9	[1]	16,552.1	[1]
Net finance cost	[2]	(3,109.5)		(4,030.3)	[1]	(3,713.8)	[1]
Share of result of joint ventures	[2]	(22.3)		1.0	[1],[3]	(3.1)	[1],[3]
Income before income tax		12,943.1		13,121.6	[1]	12,835.2	[1]
Income tax expense	[2]	(754.7)		(1,773.9)	[1]	(5,047.7)	[1]
Net Income		12,188.4		11,347.7	[1],[3],[4]	7,787.5	[1],[3],[4]
Normalized EBITDA(iii)	[2]	21,147.2		21,685.7		20,697.6
Depreciation. amortization and impairment		R$ (4,675.2)		R$ (4,448.4)	[2],[3]	R$ (4,036.9)	[3]
Normalized EBITDA margin in %		40.20%		43.20%		43.20%
Acquisition of property, plant and equipment		R$ 5,069.4		R$ 3,571.0		R$ 3,203.7
Total assets		101,742.9		95,714.3		88,766.2		R$ 88,410.9
Total liabilities		101,742.9		95,714.3		88,766.3		R$ 88,410.9
Operating segments [member]
Statement Line Items [Line Items]
Total assets		82,044.2		78,286.8		72,458.0
Total liabilities		32,330.7		29,742.4		32,747.0
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets		(2,286.2)		(2,246.5)		(3,077.7)
Total liabilities		(2,286.4)		(2,246.4)		(3,077.7)
Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets		21,984.9		19,674.0		19,385.9
Total liabilities		71,698.6		68,218.3		59,097.0
Brazil [member]
Statement Line Items [Line Items]
Net sales		28,724.5		26,814.2		26,353.0
Cost of sales		(12,096.3)		(10,014.8)		(9,879.8)
Gross profit		16,628.2		16,799.4		16,473.2
Distribution expenses		(3,814.1)		(3,641.4)		(3,552.1)
Sales and marketing expenses		(3,124.8)		(3,076.5)		(3,123.3)
Administrative expenses		(1,646.8)		(1,409.5)		(1,683.9)
Other operating income/(expenses), net		826.4		965.0		1,092.7
Exceptional items	[2]	(328.2)		(43.7)		(33.0)
Income from operations (EBIT)		8,540.7		9,593.3		9,173.6
Net finance cost	[2]	(1,381.9)		(2,353.1)		(2,859.1)
Share of result of joint ventures	[2]	(5.6)		(6.2)		(10.7)
Income before income tax		7,153.2		7,234.0		6,303.8
Income tax expense	[2]	807.7		188.9		(2,924.4)
Net Income		7,960.9		7,422.9		3,379.4
Normalized EBITDA(iii)		11,737.9	[6]	12,295.3	[6]	11,905.1	[2]
Depreciation. amortization and impairment	[2]	R$ (2,869.1)		R$ (2,658.3)		R$ (2,698.5)
Normalized EBITDA margin in %		40.90%		45.90%		43.20%
Acquisition of property, plant and equipment		R$ 3,176.5		R$ 1,811.9		R$ 1,446.5
Total assets
Total liabilities
Brazil [member] | Beer [member]
Statement Line Items [Line Items]
Net sales		24,304.2		23,008.5		22,509.3
Cost of sales		(10,037.9)		(8,214.2)		(7,886.7)
Gross profit		14,266.3		14,794.3		14,622.6
Distribution expenses		(3,105.5)		(2,963.2)		(2,871.8)
Sales and marketing expenses		(2,721.1)		(2,894.0)		(2,951.1)
Administrative expenses		(1,426.0)		(1,193.1)		(1,466.8)
Other operating income/(expenses), net		571.6		740.1		825.0
Exceptional items		(328.2)		(37.0)		(28.2)
Income from operations (EBIT)		7,257.1		8,447.1		8,129.7
Net finance cost		(1,408.9)		(2,327.8)		(2,830.8)
Share of result of joint ventures		(5.6)		(6.2)		(10.7)
Income before income tax		5,842.6		6,113.1		5,288.2
Income tax expense		807.7		188.9		(2,924.4)
Net Income		6,650.3		6,302.0		2,363.8
Normalized EBITDA(iii)	[6]	10,100.8		10,800.7		10,481.5
Depreciation. amortization and impairment		R$ (2,515.5)		R$ (2,316.6)		R$ (2,323.6)
Normalized EBITDA margin in %		41.60%		46.90%		46.60%
Brazil [member] | NAB [member]
Statement Line Items [Line Items]
Net sales		R$ 4,420.2		R$ 3,805.7		R$ 3,843.7
Cost of sales		(2,058.4)		(1,800.6)		(1,993.0)
Gross profit		2,361.8		2,005.1		1,850.7
Distribution expenses		(708.6)		(678.2)		(680.4)
Sales and marketing expenses		(403.8)		(182.4)		(172.2)
Administrative expenses		(220.7)		(216.5)		(217.1)
Other operating income/(expenses), net		254.8		224.9		267.8
Exceptional items				(6.7)		(4.8)
Income from operations (EBIT)		1,283.5		1,146.2		1,044.0
Net finance cost		27.0		(25.3)		(28.3)
Share of result of joint ventures
Income before income tax		1,310.5		1,120.9		1,015.7
Income tax expense
Net Income		1,310.5		1,120.9		1,015.7
Normalized EBITDA(iii)	[6]	1,637.1		1,494.6		1,423.7
Depreciation. amortization and impairment		R$ (353.6)		R$ (341.7)		R$ (374.9)
Normalized EBITDA margin in %		37.00%		39.30%		37.00%
Brazil [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		R$ 44,161.9		R$ 41,478.6		R$ 40,869.1
Total liabilities		19,907.4		18,252.1		20,062.9
Brazil [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
Brazil [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
CAC [member]
Statement Line Items [Line Items]
Net sales	[7]	6,757.9		5,813.9		4,733.0
Cost of sales	[7]	(2,934.1)		(2,559.1)		(2,044.8)
Gross profit	[7]	3,823.8		3,254.8		2,688.2
Distribution expenses	[7]	(684.3)		(627.1)		(538.1)
Sales and marketing expenses	[7]	(553.0)		(561.6)		(526.2)
Administrative expenses	[7]	(256.7)		(282.3)		(265.8)
Other operating income/(expenses), net	[7]	85.8		20.1		77.8
Exceptional items	[2],[7]	(17.1)		62.5		(23.1)
Income from operations (EBIT)		2,398.5	[7]	1,866.4	[7]	1,412.8	[8]
Net finance cost	[2],[7]	(110.1)		(58.0)		(47.6)
Share of result of joint ventures	[2],[7]	(2.2)		3.8		6.0
Income before income tax	[7]	2,286.2		1,812.2		1,371.2
Income tax expense	[2],[7]	(642.7)		(473.0)		(353.5)
Net Income	[7]	1,643.5		1,339.2		1,017.7
Normalized EBITDA(iii)	[2],[7]	2,961.9		2,299.0		1,847.2
Depreciation. amortization and impairment	[2],[7]	R$ (546.3)		R$ (495.1)		R$ (411.3)
Normalized EBITDA margin in %	[7]	43.80%		39.50%		38.90%
Acquisition of property, plant and equipment	[7]	R$ 578.4		R$ 500.4		R$ 413.2
Total assets
Total liabilities
CAC [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[7]	11,393.3		11,270.2		9,658.1
Total liabilities		3,932.8	[7]	3,420.9	[7]	2,968.7	[8]
CAC [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
CAC [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
South Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[8]	10,028.7		10,753.9		10,769.7
Cost of sales	[8]	(3,998.0)		(4,261.7)		(4,120.7)
Gross profit	[8]	6,030.7		6,492.2		6,649.0
Distribution expenses	[8]	(1,092.0)		(1,055.0)		(1,010.0)
Sales and marketing expenses	[8]	(1,019.7)		(1,113.2)		(1,091.2)
Administrative expenses	[8]	(428.8)		(412.2)		(386.0)
Other operating income/(expenses), net	[8]	(18.0)		(24.6)		41.2
Exceptional items	[2],[8]	(51.9)		(88.4)		(41.3)
Income from operations (EBIT)		3,420.3	[8]	3,798.8	[8]	4,161.7
Net finance cost	[2],[8]	(1,543.2)		(1,434.3)		(711.7)
Share of result of joint ventures	[2],[8]
Income before income tax	[8]	1,877.1		2,364.5		3,450.0
Income tax expense	[2]	(272.3)		(866.8)		(1,144.1)
Net Income	[8]	1,604.8		1,497.7		2,305.9
Normalized EBITDA(iii)	[2],[8]	4,389.8		4,909.1		4,871.5
Depreciation. amortization and impairment	[2],[8]	R$ (917.6)		R$ (1,021.9)		R$ (668.5)
Normalized EBITDA margin in %	[8]	43.80%		45.60%		45.20%
Acquisition of property, plant and equipment	[8]	R$ 1,025.0		R$ 1,040.8		R$ 1,051.2
Total assets
Total liabilities
South Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[8]	14,454.0		14,472.0		11,582.4
Total liabilities		4,411.8	[8]	4,484.6	[8]	6,015.2
South Latin America segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
South Latin America segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
Canada segment [member]
Statement Line Items [Line Items]
Net sales		7,088.6		6,849.3		6,043.6
Cost of sales		(2,649.8)		(2,413.8)		(1,983.1)
Gross profit		4,438.8		4,435.5		4,060.5
Distribution expenses		(1,361.0)		(1,283.7)		(1,093.6)
Sales and marketing expenses		(998.6)		(970.0)		(872.9)
Administrative expenses		(347.7)		(259.4)		(284.3)
Other operating income/(expenses), net		(16.1)		(13.2)		5.6
Exceptional items	[2]			(16.8)		(11.3)
Income from operations (EBIT)		1,715.4		1,892.4		1,804.0
Net finance cost	[2]	(74.3)		(184.9)		(95.4)
Share of result of joint ventures	[2]	(14.5)		3.4		1.6
Income before income tax		1,626.6		1,710.9		1,710.2
Income tax expense	[2]	(647.4)		(623.0)		(625.7)
Net Income		979.2		1,087.9		1,084.5
Normalized EBITDA(iii)	[2]	2,057.6		2,182.3		2,073.8
Depreciation. amortization and impairment	[2]	R$ (342.2)		R$ (273.1)		R$ (258.5)
Normalized EBITDA margin in %		29.00%		31.90%		34.30%
Acquisition of property, plant and equipment		R$ 289.5		R$ 217.9		R$ 292.8
Total assets
Total liabilities
Canada segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		12,035.0		11,066.0		10,348.4
Total liabilities		4,078.7		3,584.8		3,700.2
Canada segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
Canada segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[3]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[4]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[5]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[6]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures, (iii) Net finance result, (iv) Non-recurring items, and (v) Depreciation, amortization and impairment of property, plant and equipment.
[7]	CAC: includes Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala, El Salvador, Nicaragua, Honduras, Barbados and Panama.
[8]	Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.